Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per Share	Earnings per share
EARNINGS PER SHARE

Quarters				Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
3,601	4,780	3,517	Income/(loss) attributable to Shell plc shareholders ($ million)	8,381	10,874

			Weighted average number of shares used as the basis for determining:
5,947.9	6,033.5	6,355.4	Basic earnings per share (million)	5,990.5	6,397.7
6,004.7	6,087.8	6,417.6	Diluted earnings per share (million)	6,046.0	6,461.0